SUMMARY OF DETAILED LISTING OF THE DEBT FACILITIES (Details) (Parenthetical) $ in Thousands						1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 30, 2022	Oct. 21, 2022 Facility	Oct. 01, 2021	Sep. 30, 2021 USD ($)	May 03, 2021 USD ($)	Apr. 30, 2012 USD ($)	Mar. 31, 2023 USD ($) Integer	Dec. 31, 2022 USD ($) Integer	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Number of skilled nursing facilities | Facility		3
Proceeds from issuance of debt						$ 6,600
Unamortized discounts on bonds							$ 118	$ 119	$ 125
Key Bank [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date range, start	Aug. 25, 2023
Debt instrument, maturity date range, end	Aug. 25, 2025
Meadowood [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date range, start			May 01, 2022
Debt instrument, maturity date range, end			Oct. 01, 2026
Coosa Valley Health Care [Member]
Debt Instrument [Line Items]
Prepayment penalties capped percentage				5.00%
Debt instrument prepayment penalties percentage capped thereafter				1.00%
New fees amount				$ 100
Default interest rate				5.00%
Prepayment penalties capped percentage in second year				4.00%
Senior debt - guaranteed by HUD [Member]
Debt Instrument [Line Items]
Number of skilled nursing facilities | Integer							7	7
Percentage of debt insured							100.00%	100.00%
Senior debt - guaranteed by USDA [Member]
Debt Instrument [Line Items]
Number of skilled nursing facilities | Integer							2	2
Annual renewal fee for the USDA guarantee percentage							0.25%	0.25%
Debt instrument prepayment penalties percentage							1.00%	1.00%
Prepayment penalties capped percentage							1.00%	1.00%
Prepayment penalties percentage capped, period							10 years	10 years
Debt instrument prepayment penalties percentage capped thereafter							0.00%	0.00%
Senior debt - guaranteed by SBA [Member]
Debt Instrument [Line Items]
Amortization of deferred financing costs percentage							1.00%
Number of skilled nursing facilities | Integer							1	1
Percentage of debt insured							75.00%	75.00%
Number of licensed beds | Integer							126	126
Senior debt Bonds, net of discount [Member]
Debt Instrument [Line Items]
Amortization of deferred financing costs percentage								0.10%
Series 2012 B Bonds [Member] | Eaglewood Village [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt						600
Series 2012 Bonds [Member] | Eaglewood Village [Member]
Debt Instrument [Line Items]
Unamortized discounts on bonds						$ 300
Bond Series B [Member] | Bonds [Member] | Eaglewood Care Center [Member] | City of Springfield [Member]
Debt Instrument [Line Items]
Repayments of debt					$ 100
Senior debt - other mortgage indebtedness [Member]
Debt Instrument [Line Items]
Amortization of deferred financing costs percentage							0.34%	0.34%
Minimum [Member]
Debt Instrument [Line Items]
Amortization of deferred financing costs percentage							0.09%	0.09%
Minimum [Member] | Senior debt - guaranteed by USDA [Member]
Debt Instrument [Line Items]
Percentage of debt insured							70.00%	70.00%
Maximum [Member]
Debt Instrument [Line Items]
Amortization of deferred financing costs percentage							0.53%	0.53%
Maximum [Member] | Senior debt - guaranteed by USDA [Member]
Debt Instrument [Line Items]
Percentage of debt insured							80.00%	80.00%